EQUITY (Normal course issuer bid Narrative) (Details) - USD ($) $ in Thousands				12 Months Ended
	Jul. 31, 2022	Feb. 23, 2022	Feb. 19, 2020	Jan. 01, 2023	Aug. 08, 2022	Jan. 02, 2022	Aug. 31, 2022	Aug. 04, 2021
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)		19,477,744					9,132,337	9,926,177
Number of shares authorized to be repurchased as a percentage of issued and outstanding common shares	5.00%	10.00%	5.00%		5.00%
Shares repurchased for cancellation (in shares)				13,096,866		6,475,375
Shares repurchased for cancellation				$ 443,859		$ 250,439
Number of shares in entity held by entity or by its subsidiaries or associates				8,129		8,759
Share capital
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares)				13,097,000		6,475,000
Shares repurchased for cancellation				$ 13,335		$ 6,182
Retained earnings
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation				$ 430,524		$ 244,257